Results for the year - Income tax - Components of income tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated statement of profit and loss
Current income tax (expense) benefit	$ (244,288,000)	$ (79,000)	$ 336,000
Deferred income tax (expense) benefit	(23,107,000)	21,282,000
Total income tax (expense) benefit reported in the statement of profit and loss	$ (267,395,000)	$ 21,203,000	336,000
Current income tax benefit for participating in joint taxation group			158,000
Refundable tax credit			$ 178,000